Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jun. 13, 2016
Document Effective Date	Jun. 14, 2016
Prospectus Date	Jun. 30, 2016